Property, Plant and Equipment - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Depreciation, right-of-use assets	$ 216	$ 214	$ 200
Accumulated Depreciation
Property and Equipment, Net
Depreciation	615	571
Depreciation, right-of-use assets	(585)	(369)	(155)
Operating Expense
Property and Equipment, Net
Depreciation	615	571	343
Research and development expenses
Property and Equipment, Net
Depreciation	340	446	270
General and administrative expense
Property and Equipment, Net
Depreciation	$ 275	$ 125	$ 73